Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000253970 | Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LPFR_166754AP6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253970 | Blackstone Private Credit FundFR_09261HAD9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253970 | Continental Resources, Inc.FR_212015AU5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253970 | Fresenius Medical Care U.S. Finance III, Inc.FR_35805BAC2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253970 | Lincoln National Corp.FR_534187BF5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253970 | Bayer U.S. Finance LLCFR_07274EAH6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253970 | Bain Capital Specialty Finance, Inc.FR_05684BAC1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253970 | CDW LLC/CDW Finance Corp.FR_12513GBG3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253970 | Volkswagen Group of America Finance LLCFR_928668CA8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253970 | Ford Motor Co.FR_345370CR9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253970 | IndustryInvestment Company Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253970 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253970 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253970 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253970 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253970 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253970 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253970 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253970 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253976 | Sands China Ltd.FR_80007RAN5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253976 | Santander Holdings USA, Inc.FR_80282KAP1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253976 | Main Street Capital Corp.FR_56035LAJ3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253976 | SBA Communications Corp.FR_78410GAD6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253976 | Las Vegas Sands Corp.FR_517834AJ6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253976 | General Motors Co.FR_37045VAU4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | ArcelorMittal SAFR_03938LBE3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | Oracle Corp.FR_68389XBN4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | HCA, Inc.FR_404119BU2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253976 | Hyatt Hotels Corp.FR_448579AQ5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253976 | IndustryInvestment Company Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253976 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253976 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253976 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253976 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253976 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253976 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253976 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253976 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253976 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253977 | Las Vegas Sands Corp.FR_517834AM9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253977 | CVS Health Corp.FR_126650CX6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253977 | Royal Caribbean Cruises Ltd.FR_780153AW2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253977 | Oracle Corp.FR_68389XCY9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253977 | HCA, Inc.FR_404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253977 | Mylan, Inc.FR_628530BK2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253977 | Bank of America Corp.FR_06051GLG2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253977 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253977 | Intel Corp.FR_458140CE8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253977 | BAT Capital Corp.FR_05526DBR5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253977 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253977 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000253977 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253977 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253977 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253977 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253977 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253977 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253977 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253977 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253978 | Oracle Corp.FR_68389XDW2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253978 | Las Vegas Sands Corp.FR_517834AF4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253978 | Philip Morris International, Inc.FR_718172CW7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253978 | Toll Brothers Finance Corp.FR_88947EAU4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253978 | Boeing Co.FR_097023DQ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253978 | Wells Fargo & Co.FR_95000U2D4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253978 | Apollo Debt Solutions BDCFR_03770DAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253978 | Centene Corp.FR_15135BAY7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253978 | AbbVie, Inc.FR_00287YBX6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253978 | L3Harris Technologies, Inc.FR_502431AS8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | IndustryInvestment Company Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253978 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253978 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253978 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253978 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253978 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253978 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253978 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253978 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253978 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253979 | Boeing Co.FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253979 | Anheuser-Busch InBev Worldwide, Inc.FR_035240AV2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253979 | CVS Health Corp.FR_126650DT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253979 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253979 | Enterprise Products Operating LLCFR_29379VBX0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253979 | Energy Transfer LPFR_29273VAT7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253979 | Viatris, Inc.FR_92556VAD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253979 | HCA, Inc.FR_404119CA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253979 | Pacific Gas & Electric Co.FR_694308JM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253979 | Pioneer Natural Resources Co.FR_723787AQ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253979 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253979 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253979 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253979 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253979 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253979 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253979 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253979 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253979 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253979 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253980 | General Motors Financial Co., Inc.FR_37045XEY8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253980 | L3Harris Technologies, Inc.FR_502431AT6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253980 | Boeing Co.FR_097023DR3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253980 | Philip Morris International, Inc.FR_718172DH9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253980 | Bank of MontrealFR_06368L3L8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253980 | Sumisho Air Lease Corp.FR_873923AE6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253980 | Banco Santander SAFR_05971KAV1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253980 | CVS Health Corp.FR_126650EC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253980 | Bunge Ltd. Finance Corp.FR_120568BC3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253980 | Pacific Gas & Electric Co.FR_694308JT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253980 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253980 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253980 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253980 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253980 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253980 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253980 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253980 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253980 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253980 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253981 | ArcelorMittal SAFR_03938LBF0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253981 | General Motors Co.FR_37045VAZ3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253981 | Micron Technology, Inc.FR_595112BS1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253981 | Kraft Heinz Foods Co.FR_50077LBM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253981 | Oracle Corp.FR_68389XCJ2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253981 | NetApp, Inc.FR_64110DAM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253981 | Philip Morris International, Inc.FR_718172CX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253981 | Advanced Micro Devices, Inc.FR_007903BF3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253981 | HCA, Inc.FR_404119CK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | CenterPoint Energy Houston Electric LLCFR_15189XAZ1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253981 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253981 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253981 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253981 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253981 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253981 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253981 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253981 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253981 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253982 | JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. HoldingsFR_46590XAY2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253982 | Marvell Technology, Inc.FR_573874AQ7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253982 | CVS Health Corp.FR_126650DY3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253982 | Verisk Analytics, Inc.FR_92345YAH9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253982 | Energy Transfer LPFR_29273VAU4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253982 | Broadcom, Inc.FR_11135FCU3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253982 | L3Harris Technologies, Inc.FR_502431AQ2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253982 | Banco Santander SAFR_05964HBD6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253982 | Intel Corp.FR_458140CG3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253982 | Oracle Corp.FR_68389XCP8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253982 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253982 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253982 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253982 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253982 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253982 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253982 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253982 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253982 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253982 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253983 | BP Capital Markets America, Inc.FR_10373QCA6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253983 | General Motors Financial Co., Inc.FR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253983 | Imperial Brands Finance PLCFR_45262BAH6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253983 | Coca-Cola Consolidated, Inc.FR_191098AP7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253983 | AT&T, Inc.FR_00206RMT6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253983 | AbbVie, Inc.FR_00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253983 | Hewlett Packard Enterprise Co.FR_42824CBV0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | Duke Energy Carolinas LLCFR_26442CBM5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | Southern Co.FR_842587DT1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | Devon Energy Corp.FR_25179MBG7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253983 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253983 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253983 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253983 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253983 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253983 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253983 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253983 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253983 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253983 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253971 | County of Cook, General Obligation, ILFR_213185NF4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253971 | Florida Municipal Power Agency Revenue, FLFR_342816J22
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253971 | Folsom Cordova Unified School District, General Obligation, CAFR_34440PGE5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253971 | South Florida Water Management District, Certificate Participation, FLFR_83786PCX6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253971 | County of Durham, General Obligation, NCFR_266705M90
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253971 | Columbus City School District, General Obligation, OHFR_1995078R8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253971 | State of Michigan, General Obligation, MIFR_594612FP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253971 | Metropolitan Water Reclamation District of Greater Chicago, General Obligation, ILFR_167560YQ8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253971 | Virginia Resources Authority Revenue, VAFR_92818RNY1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253971 | State of West Virginia, General Obligation, WVFR_956553WQ0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253971 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253971 | Florida
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253971 | California
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253971 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253971 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253971 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253971 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253971 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253971 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253971 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253972 | Franklin County School District No. 1 Pasco, General Obligation, WAFR_353442B88
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253972 | Triborough Bridge & Tunnel Authority Revenue, NYFR_89602N7M0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253972 | Hancock Public Schools, General Obligation, MIFR_410207HW7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253972 | State of Connecticut Special Tax Revenue, CTFR_207758VP5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253972 | Green Bay Area Public School District, General Obligation, WIFR_392643WC2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253972 | Village of Elk Grove Village, General Obligation, ILFR_287299LS8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253972 | County of Clark, General Obligation, NVFR_1808483B7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253972 | King County School District No. 403 Renton, General Obligation, WAFR_495080WR0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253972 | City of El Paso, General Obligation, TXFR_283735AQ1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253972 | North Carolina Turnpike Authority Revenue, NCFR_65830RBL2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253972 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253972 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253972 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253972 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000253972 | Washington
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253972 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253972 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253972 | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253972 | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253972 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253973 | West Virginia Commissioner of Highways Revenue, WVFR_95649ACN2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253973 | Empire State Development Corp. Revenue, NYFR_6500353W6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253973 | New York City Transitional Finance Authority Building Aid Revenue, NYFR_64972HY63
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253973 | Kentucky State Property & Building Commission Revenue, KYFR_49151FNM8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253973 | State of Connecticut, General Obligation, CTFR_20772KZU6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253973 | Albuquerque Municipal School District No. 12, General Obligation, NMFR_013595VQ3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253973 | Texas Water Development Board Revenue, TXFR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253973 | Municipal Electric Authority of Georgia Revenue, GAFR_626207Q49
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253973 | City of Columbus, General Obligation, OHFR_199492H36
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253973 | Lower Colorado River Authority Revenue, TXFR_54811BSA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253973 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253973 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253973 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253973 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253973 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253973 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253973 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253973 | West Virginia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253973 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253973 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253974 | State of Wisconsin, General Obligation, WIFR_97705MT88
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253974 | Alabama Public School & College Authority Revenue, ALFR_010609FH3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253974 | City of Eugene Water Utility System Revenue, ORFR_298245MR9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253974 | State of Iowa Board of Regents Revenue, IAFR_46256QPK6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253974 | Oregon State Lottery Revenue, ORFR_68607V4W2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253974 | Aubrey Independent School District, General Obligation, TXFR_050195WC6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253974 | State of Delaware, General Obligation, DEFR_246381NK9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253974 | Weld County School District No. 6 Greeley, General Obligation, COFR_949289PN6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253974 | New York City Municipal Water Finance Authority Revenue, NYFR_64972GUE2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253974 | Clark County School District, General Obligation, NVFR_181059R73
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253974 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253974 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253974 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253974 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253974 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253974 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253974 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253974 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253974 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253974 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253975 | Los Angeles Department of Water & Power Revenue, CAFR_5444957G3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | City of New York, General Obligation, NYFR_64966QME7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253975 | New York Transportation Development Corp. Revenue, NYFR_650116ES1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253975 | Alabama Public School & College Authority Revenue, ALFR_010609FN0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253975 | City of Dallas, General Obligation, TXFR_235219MY5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253975 | New Jersey Transportation Trust Fund Authority Revenue, NJFR_6461362E0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253975 | Empire State Development Corp. Revenue, NYFR_650036BZ8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253975 | City of Chicago Waterworks Revenue, ILFR_167736T23
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | State of Connecticut Special Tax Revenue, CTFR_207758A29
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OHFR_67766WYU0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253975 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253975 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253975 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253975 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253975 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253975 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253975 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253975 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253975 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263199 | AbbVie, Inc.FR_00287YAR0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263199 | JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. HoldingsFR_472140AB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263199 | Pacific Gas & Electric Co.FR_694308KX4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263199 | Georgia Power Co.FR_373334LB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263199 | AT&T, Inc.FR_00206RMY5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263199 | J.M. Smucker Co.FR_832696AM0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263199 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175AZ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263199 | RTX Corp.FR_913017BJ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263199 | Glencore Funding LLCFR_378272CA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263199 | AEP Transmission Co. LLCFR_00115AAS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263199 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263199 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263199 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000263199 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000263199 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263199 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263199 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263199 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263199 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263199 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263200 | County of Harris Toll Road Revenue, TXFR_41423PAN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263200 | University of Wisconsin Hospitals & Clinics Revenue, WIFR_915260FC2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263200 | California State Public Works Board Revenue, CAFR_13068XBJ7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263200 | Los Angeles Department of Water & Power Revenue, CAFR_544532DF8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263200 | County of Chesterfield, General Obligation, VAFR_166394FB7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263200 | Indianapolis Local Public Improvement Bond Bank Revenue, INFR_45528US85
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263200 | County of Santa Fe Revenue, NMFR_80189RFG5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263200 | County of Montgomery, General Obligation, MDFR_61334PFP3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000263200 | Johnson County Unified School District No. 233 Olathe, General Obligation, KSFR_4787182E8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263200 | State of Connecticut Special Tax Revenue, CTFR_207758D59
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263200 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263200 | California
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000263200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263200 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263200 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263200 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263200 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263200 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263200 | Kansas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267387 | SBA Communications Corp.FR_78410GAD6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267387 | Centene Corp.FR_15135BAY7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267387 | Nissan Motor Co. Ltd.FR_654744AC5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000267387 | Live Nation Entertainment, Inc.FR_538034AR0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267387 | Rakuten Group, Inc.FR_75102WAG3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267387 | NOVA Chemicals Corp.FR_66977WAR0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267387 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267387 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.FR_451102BZ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267387 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267387 | Prime Security Services Borrower LLC/Prime Finance, Inc.FR_74166MAF3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267387 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000267387 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000267387 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000267387 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000267387 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267387 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000267387 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000267387 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000267387 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000267387 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267388 | Centene Corp.FR_15135BAY7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267388 | Tenet Healthcare Corp.FR_88033GDH0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267388 | 1011778 BC ULC/New Red Finance, Inc.FR_68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267388 | United Rentals North America, Inc.FR_911365BG8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000267388 | Tenneco, Inc.FR_880349AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267388 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267388 | Avantor Funding, Inc.FR_05352TAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267388 | Sirius XM Radio LLCFR_82967NBJ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267388 | Iliad Holding SASFR_449691AC8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267388 | Bausch Health Cos., Inc.FR_071734AH0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267388 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267388 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267388 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267388 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267388 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267388 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000267388 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267388 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000267388 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267388 | IndustryAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000267390 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267390 | Mauser Packaging Solutions Holding Co.FR_57763RAE7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267390 | Tenet Healthcare Corp.FR_88033GDR8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267390 | 1011778 BC ULC/New Red Finance, Inc.FR_68245XAM1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267390 | Centene Corp.FR_15135BAW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267390 | TransDigm, Inc.FR_893647BS5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267390 | Directv Financing LLCFR_25461LAB8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267390 | OneMain Finance Corp.FR_682691AE0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267390 | Nissan Motor Co. Ltd.FR_654744AD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267390 | AthenaHealth Group, Inc.FR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267390 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267390 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000267390 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000267390 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267390 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000267390 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267390 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000267390 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000267390 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267390 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000267391 | Meridian Arc Holdco LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267391 | PR RNO Property Owner 1 LLCFR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267391 | SV RNO Property Owner 1 LLCFR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267391 | Galaxy Helios Data Centers II LLCFR_36322DAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267391 | Solaris Energy Infrastructure LLCFR_83419YAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267391 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267391 | Centene Corp.FR_15135BAX9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267391 | CRC Insurance Group LLCFR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267391 | Tenet Healthcare Corp.FR_88033GDU1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267391 | Rocket Cos., Inc.FR_77311WAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267391 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000267391 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267391 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000267391 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000267391 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267391 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000267391 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000267391 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267391 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000267391 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000267389 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267389 | Centene Corp.FR_15135BAT8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267389 | Cloud Software Group LLCFR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267389 | Cloud Software Group LLCFR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267389 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267389 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267389 | Acrisure LLC/Acrisure Finance, Inc.FR_00489LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267389 | Sunoco LPFR_86765KAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267389 | Neptune Bidco U.S., Inc.FR_640695AA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267389 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.FR_451102CF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267389 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267389 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000267389 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000267389 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000267389 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267389 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000267389 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000267389 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267389 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000267389 | IndustryHome Builders
Holdings [Line Items]
Percent of Net Asset Value	3.60%